INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Corporate Income Tax Rate Of Significant Jurisdictions [Table Text Block]
Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%
(*)	Federal.

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income (loss) before taxes on income:
	Year ended December 31,
	2015	2014	2013

Domestic	$1,530	$5,867	$10,116
Foreign	(126)	(1,976)	(1,848)

	$1,404	$3,891	$8,268

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Provided in respect of the following:

	December 31,
	2015	2014

Reserves and accruals	$536	$551
Carryforward tax losses	26,212	25,953
Other temporary differences	709	1,029

Total deferred tax assets before valuation allowance	$27,457	$27,533

Valuation allowance (3)	(17,760)	(17,052)

Net deferred tax assets	$9,697	$10,481

Goodwill and other intangible assets	(6,478)	(6,026)
Other temporary differences	(75)	(105)

Total deferred tax liabilities	$(6,553)	$(6,131)

Total deferred tax Assets	$3,144	$4,350

Schedule of Deferred Taxes Included in Balance Sheets [Table Text Block]	Deferred taxes are included in the consolidated balance sheets, as follows:
	December 31,
	2015	2014

Short – term Assets	$1,137	$901
Long-term Assets	2,007	3,449

	$3,144	$4,350

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2015	2014	2013
Income before taxes, as reported in the consolidated statements of operations	$5,202	$3,891	$8,268

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$1,378	$1,031	$2,067
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	21	68	307
Change in valuation allowance in respect of deferred taxes	-	(10,176)	-
Operating carryforward losses for which a valuation allowance was provided	69	926	454
Realization of carryforward tax losses for which a valuation allowance was provided	(191)	(757)	(799)
Gain on obtaining control over a subsidiary previously treated by the equity method	-	-	(825)
Profit from a bargain purchase	-	(76)	-
Nondeductible expenses and other permanent differences	127	135	133

	$1,404	$(8,849)	$1,337

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2015	2014	2013

Current	$348	$200	$65
Deferred	1,056	(9,049)	1,272

	$1,404	$(8,849)	$1,337

Domestic	$1,530	$(8,390)	$1,320
Foreign	(126)	(459)	17

	$1,404	$(8,849)	$1,337